Changes in Capital Accounts, Series A and Series B Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Registered Direct Offering [Abstract]
Fair value of warrants' liability	$ 24	$ 30
Series A Warrants [Member]
Registered Direct Offering [Abstract]
Warrants outstanding (in shares)	14,300	14,300
Series B Warrants [Member]
Registered Direct Offering [Abstract]
Warrants outstanding (in shares)	4,097,000	4,097,000
Registered Direct Offering [Member] | Series A Warrants [Member]
Registered Direct Offering [Abstract]
Exercise price of warrant (in dollars per share)	$ 2.25
Expiration period of warrant	5 years
Registered Direct Offering [Member] | Series B Warrants [Member]
Registered Direct Offering [Abstract]
Exercise price of warrant (in dollars per share)	$ 2.25
Expiration period of warrant	5 years